Exhibit 99.3 Schedule 2

Marketing ID	Loan Number	ALT Loan ID	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
834	XX		XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XX) is insufficient, not meeting the required coverage amount of ($XX).	Document Uploaded. Please see LOE from HOI agent showing 25% extended coverage which puts coverage over loan amount. ; Document Uploaded.	08/29/2025	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount; LOX from the insurance agent indicates 25% additional limit to dwelling coverage is included. Hazard insurance is sufficient. ; Hazard insurance provided indicates an additional limit total loss to dwelling, it does specify the additional limit amount, unable to verify if additional limit to dwelling is sufficient to cover loan amount of $XX	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 740 Borrower has stable job time - Borrower has 12.99 years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
834	XX		XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Acknowledged	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of 51.8% exceeds Guideline DTI of 50% DTI: Audit Total All Monthly Payments of $17,415.94 - $16,739.94 Final 1008 = $676. This amount matches the XX liability that the Lender only provided 5 months bank statements XX #XX pages 264-286. Audit cannot exclude liability without 12 months asset statements or cancelled checks per NQMF guidelines dated 1.30.25 page 76.	Document Uploaded. Please see the attached exception.	09/02/2025	Received approved lender exception to exclude XX/ATW – this is paid by the business but only have evidence of 5 months dues to the account being opened 12/2024. Compensating factors; 3 months reserves greater than the program requirement; 6 months reserves greater than program requirement; borrower contribution exceeds program requirement by >=5%; FICO 20+ points greater than program requirement; 5 years in current job; VOR/VOM 0x30x24; LTV is 10% below the maximum per the matrix.	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 740 Borrower has stable job time - Borrower has 12.99 years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
834	XX		XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 740 Borrower has stable job time - Borrower has 12.99 years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
834	XX		XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/27/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 740 Borrower has stable job time - Borrower has 12.99 years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
835	XX	XX	XX	XX	XX	SC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/07/2025	Resolved	FCOM1231	Credit	The Initial 1003 is Missing	The Initial 1003 is Missing The file does not contain a copy of the initial 1003.	Document Uploaded.	08/13/2025	The Initial 1003 is Present; Initial 1003 application provided.	08/18/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.76% is less than Guideline CLTV of 75%

Borrower has stable job time - Borrower has 25.76 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 640

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 56.76% is less than Guideline LTV of 75%	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
835	XX	XX	XX	XX	XX	SC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/07/2025	Resolved	FCRE5782	Credit	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing The file does not contain a copy of the Gap Credit report dated within 30 days of the note date.	Document Uploaded.	08/13/2025	Borrower 1 Gap Credit Report is not missing.; Undisclosed debt monitoring report dated within 30 days of closing received.	08/18/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.76% is less than Guideline CLTV of 75%

Borrower has stable job time - Borrower has 25.76 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 640

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 56.76% is less than Guideline LTV of 75%	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
835	XX	XX	XX	XX	XX	SC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/07/2025	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The file does not have verification of the pre-sale rent payments for April, May, and June. There is a purchase agreement addendum indicating the rent is $9,000.00, but no evidence that those rent payments were made.	Document Uploaded.	08/13/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Received May and June rent payments, per LOX from lender, the borrower resided at previous residence in April.	08/18/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.76% is less than Guideline CLTV of 75%

Borrower has stable job time - Borrower has 25.76 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 640

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 56.76% is less than Guideline LTV of 75%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
835	XX	XX	XX	XX	XX	SC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/07/2025	Resolved	FPRO1137	Property	The appraiser was not licensed (Primary Value)	Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date The Appraisal is Signed by XX who does have a license in the state of SC license number XX. But the license number listed and the copy of the appraisal license provided belongs to a XX. The appraisal should be updated to reflect the correct license number for the appraiser and a copy of XX Appraisal license should be provided.	Document Uploaded.	08/15/2025	Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided; Revised appraisal and UCDPs provided showing appraiser as XX. Updated system with correct appraiser name and licensing information.	08/18/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.76% is less than Guideline CLTV of 75%

Borrower has stable job time - Borrower has 25.76 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 640

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 56.76% is less than Guideline LTV of 75%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
835	XX	XX	XX	XX	XX	SC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.76% is less than Guideline CLTV of 75%

Borrower has stable job time - Borrower has 25.76 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 640

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 56.76% is less than Guideline LTV of 75%	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
833	XX		XX	XX	XX	XX	LA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/22/2025	Resolved	FCRE5782	Credit	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing Gap or undisclosed monitoring report within 30 days of closing is missing	Document Uploaded.	07/28/2025	Borrower 1 Gap Credit Report is not missing.; Undisclosed debt monitoring report dated within 30 days of closing received.	07/31/2025	Qualifying DTI below max allowed. - Calculated DTI of 31.15% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 17.35 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
833	XX		XX	XX	XX	XX	LA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/23/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	07/23/2025	Qualifying DTI below max allowed. - Calculated DTI of 31.15% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 17.35 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
833	XX		XX	XX	XX	XX	LA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of 31.15% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 17.35 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
874	XX	XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	01/19/2026	Acknowledged	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Property valuation 2 did not support within 10% variance. Valuation 3 supports original appraised value.	01/19/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 75%

Borrower has stable job time - Borrower has 5.08 years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 75%	C	B	B	B	C	A	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
874	XX	XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/17/2025	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XX) is insufficient, not meeting the required coverage amount of ($XX). The Replacement cost estimator has a value of $XX and the coverage amount on the policy is $XX, which is less than the loan amount of $XX	Document Uploaded.	10/09/2025	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount; According to email from lender hazard insurance policy has an additional coverage of $XX, including the dwelling coverage of $XX for a total coverage of $XX which covers the loan amount of $XX.	10/13/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 75%

Borrower has stable job time - Borrower has 5.08 years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 75%	C	B	C	A	C	A	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
874	XX	XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/17/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 75%

Borrower has stable job time - Borrower has 5.08 years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 75%	C	B	A	A	C	A	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
876	XX	XX	XX	XX	XX	UT	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/17/2025	Cured	finding-651	Compliance	TILA Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $1,295,046.41. The disclosed finance charge of $1,294,620.11 is not considered accurate because it is understated by more than $100. TILA 130b Cure Required due to Finance Charge under-disclosure. Refund in the amount of $426.30; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery. Finance charges included are: Underwriting Fee $1,295.00, Processing Fee $795.00, Loan Origination Fee $12,881.16, Flood Cert $25.00, CPL $25.00, Settlement Fee $575.00, Title Courier Fee $35.00, Prepaid Interest $3,166.50.	Document Uploaded.	10/23/2025	Cure package provided to the borrower; exception downgraded to a 2/B; Cure package provided to the borrower; exception downgraded to a 2/B	11/04/2025	Qualifying DTI below max allowed. - Calculated DTI of 31.66% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 27.79 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
876	XX	XX	XX	XX	XX	UT	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/17/2025	Resolved	FCRE5782	Credit	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing The file does not contain a copy of a Gap Credit Report dated within 30 days of the Note date.	Document Uploaded.	10/23/2025	Borrower 1 Gap Credit Report is not missing.; Credit refresh report dated within 30 days of closing indicates no credit history changes.	10/27/2025	Qualifying DTI below max allowed. - Calculated DTI of 31.66% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 27.79 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
876	XX	XX	XX	XX	XX	UT	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/20/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Document Uploaded.	10/23/2025	Required Affiliated Business Disclosure Documentation Provided	10/27/2025	Qualifying DTI below max allowed. - Calculated DTI of 31.66% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 27.79 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	D	B	B	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
876	XX	XX	XX	XX	XX	UT	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/20/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation required; the file is missing evidence that the borrower received or acknowledged receipt of an initial CD at least 3 business days prior to consummation. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either's First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orthel initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(I) no later than three business days before consummation.	Document Uploaded.	10/23/2025	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	10/27/2025	Qualifying DTI below max allowed. - Calculated DTI of 31.66% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 27.79 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	D	B	C	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
876	XX	XX	XX	XX	XX	UT	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of 31.66% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 27.79 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
829	XX		XX	XX	XX	XX	GA	ATR/QM: Exempt	Loan Review Complete	10/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of 10.18% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 9.71 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
829	XX		XX	XX	XX	XX	GA	ATR/QM: Exempt	Loan Review Complete	10/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of 10.18% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 9.71 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
829	XX		XX	XX	XX	XX	GA	ATR/QM: Exempt	Loan Review Complete	10/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of 10.18% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 9.71 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827	XX	XX	XX	XX	XX	MI	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 3.39 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 4.27% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 760	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827	XX	XX	XX	XX	XX	MI	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 3.39 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 4.27% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 760	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827	XX	XX	XX	XX	XX	MI	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 3.39 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 4.27% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 760	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of 57.01% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.86 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.01% is less than Guideline CLTV of 80%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 680	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 57.01% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.86 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.01% is less than Guideline CLTV of 80%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 680	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 57.01% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.86 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.01% is less than Guideline CLTV of 80%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 680	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872	XX	XX	XX	XX	XX	MI	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 680

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.38 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 39.65% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872	XX	XX	XX	XX	XX	MI	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/24/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 680

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.38 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 39.65% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872	XX	XX	XX	XX	XX	MI	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 680

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.38 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 39.65% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
880	XX		XX	XX	XX	XX	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/22/2025	Resolved	FCOM1266	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing Documentation Required- Homeownership Counseling Organizations Disclosure dated within three business days of the application date of 08/XX/2025.	Document Uploaded.	10/31/2025	Homeownership Counseling Disclosure Is Present or Not Applicable	11/06/2025	Qualifying DTI below max allowed. - Calculated DTI of 37.89% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 2.3 years on job.	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
880	XX		XX	XX	XX	XX	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/22/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation Required- Affiliated Business Disclosure or privacy policy verifying Lender does not have affiliates.	Document Uploaded. ; Document Uploaded. ; Document Uploaded.	11/04/2025	Required Affiliated Business Disclosure Documentation Provided; Affiliated provided was for the title company, provide an Affiliated Business Disclosure or attestation showing the lender does not have affiliates or did not refer business to an affiliate; Document provided appears to be a search of affiliated business for the borrower; provide an Affiliated Business Disclosure or attestation showing the lender does not have affiliates or did not refer business to an affiliate	11/06/2025	Qualifying DTI below max allowed. - Calculated DTI of 37.89% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 2.3 years on job.	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
880	XX		XX	XX	XX	XX	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/24/2025	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $23168.32 are less than Guideline Required Reserves of $26271.78. Please provide asset statements showing sufficient reserves required per guidelines.	Document Uploaded. Acct XX has more than 6k in the account, Please recalculate ; Document Uploaded.	10/30/2025	Audited Reserves of $28517.33 are equal to or greater than AUS Required Reserves of $26271.78.; Updated asset statement for acct #0813 indicates a balance of $6349.40. Assets are sufficient for reserves. ; Verified assets of $108,758.71 ($1,000.39 #XX; $102,009.04 #XX; $5,749.29 #XX) are not sufficient for funds to close of $85,590.40 (per final CD) and 6 months reserves of $26,271.78. Assets are short by $3,103.45 for reserves.	10/31/2025	Qualifying DTI below max allowed. - Calculated DTI of 37.89% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 2.3 years on job.	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
880	XX		XX	XX	XX	XX	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/24/2025	Resolved	FCRE1198	Credit	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Audited Reserves of 5.29 month(s) are less than Guideline Required Reserves of 6 month(s) Please provide asset statements showing sufficient reserves required per guidelines.	Document Uploaded. Acct XX has more than 6k in the account, Please recalculate ; Document Uploaded.	10/30/2025	Audited Reserves of 6.51 month(s) are greater than or equal to Guideline Required Reserves of 6 month(s); Updated asset statement for acct #0813 indicates a balance of $6349.40. Assets are sufficient for reserves. ; Verified assets of $108,758.71 ($1,000.39 #XX; $102,009.04 #XX; $5,749.29 #XX) are not sufficient for funds to close of $85,590.40 (per final CD) and 6 months reserves of $26,271.78. Assets are short by $3,103.45 for reserves.	10/31/2025	Qualifying DTI below max allowed. - Calculated DTI of 37.89% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 2.3 years on job.	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
880	XX		XX	XX	XX	XX	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/24/2025	Resolved	FCRE3843	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Please provide asset statements showing enough to cover required reserves of 6 months.	Document Uploaded. Acct XX has more than 6k in the account, Please recalculate ; Document Uploaded.	10/30/2025	The required number of months reserves are to be seasoned does meet Guideline requirement.; Updated asset statement for acct #0813 indicates a balance of $6349.40. Assets are sufficient for reserves. ; Verified assets of $108,758.71 ($1,000.39 #XX; $102,009.04 #XX; $5,749.29 #XX) are not sufficient for funds to close of $85,590.40 (per final CD) and 6 months reserves of $26,271.78. Assets are short by $3,103.45 for reserves.	10/31/2025	Qualifying DTI below max allowed. - Calculated DTI of 37.89% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 2.3 years on job.	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
880	XX		XX	XX	XX	XX	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of 37.89% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 2.3 years on job.	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
879	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/23/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 18.35% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 29.25 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
879	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 18.35% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 29.25 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
879	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/24/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 18.35% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 29.25 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
850	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/27/2025	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Guidelines, dated 09/XX/2025, required a 12 month housing history. The Borrower is currently renting and for 9 months per the final 1003 and only 5 months of rent checks were in file. Missing full rental verification.	Document Uploaded.	10/29/2025	Housing History Meets Guideline Requirements; An updated 1003 application provided indicates borrower is renting for 5 months. Five months canceled checks provided.	10/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 44.9% is less than Guideline LTV of 70%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.9% is less than Guideline CLTV of 70%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
850	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/27/2025	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Guidelines, dated 09/XX/2025, required a 12 month housing history. The Borrower is currently renting and for 9 months per the final 1003 and only 5 months of rent checks were in file. Missing full rental verification.	Document Uploaded.	10/29/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; An updated 1003 application provided indicates borrower is renting for 5 months. Five months canceled checks provided.	10/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 44.9% is less than Guideline LTV of 70%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.9% is less than Guideline CLTV of 70%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
850	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/27/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing letter of explanation regarding credit inquiries within 90 days of the Note date, per guidelines, dated 09/XX/2025.	Document Uploaded.	10/29/2025	Explanation of credit inquiry was received.	10/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 44.9% is less than Guideline LTV of 70%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.9% is less than Guideline CLTV of 70%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
850	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/27/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 44.9% is less than Guideline LTV of 70%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.9% is less than Guideline CLTV of 70%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
850	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/27/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 44.9% is less than Guideline LTV of 70%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.9% is less than Guideline CLTV of 70%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
843	XX	XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/31/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	TILA 130b Cure Required. Refund in the amount of $125.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $125.00 is due to the increase in origination compensation. It appears to be due to the increase in loan amount however the date the loan amount was requested to be increased was not provided TILA 130b Cure Required. Refund in the amount of $125.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $125.00 is due to the increase in origination compensation. It appears to be due to the increase in loan amount however the date the loan amount was requested to be increased was not provided This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(I))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(I).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $125.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(I). This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(I))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(I).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $125.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(I). Document Uploaded. Document Uploaded. Document Uploaded. Valid COC provided; exception resolved Valid COC provided; exception resolved	11/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 75%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 695 is greater than Guideline minimum FICO of 680

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 75%

																				Borrower has stable job time - Borrower has 6.53 years on job.	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
843	XX	XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/24/2025	Resolved	FCOM8227	Compliance	TRID: Missing Loan Estimate	Documentation Required: The file is missing the Initial LE dated within 3 business days of application.	Document Uploaded.	10/29/2025	Initial LE provided; exception resolved	10/31/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 75%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 695 is greater than Guideline minimum FICO of 680

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 75%

																				Borrower has stable job time - Borrower has 6.53 years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
843	XX	XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/27/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 75%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 695 is greater than Guideline minimum FICO of 680

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 75%

																				Borrower has stable job time - Borrower has 6.53 years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
843	XX	XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/27/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 75%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 695 is greater than Guideline minimum FICO of 680

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 75%

																				Borrower has stable job time - Borrower has 6.53 years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
877	XX	XX	XX	XX	XX	CT	ATR/QM: Exempt	Loan Review Complete	10/28/2025	Resolved	FCRE5782	Credit	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing The file does not contain a copy of the Gap Credit Report dated within 30 days of the Note date.	Document Uploaded.	11/04/2025	Borrower 1 Gap Credit Report is not missing.	11/04/2025	Borrower has stable job time - Borrower has 6.57 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 748 is greater than Guideline minimum FICO of 660

																				Qualifying DTI below max allowed. - Calculated DTI of 37.2% is less than Guideline DTI of 50%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
877	XX	XX	XX	XX	XX	CT	ATR/QM: Exempt	Loan Review Complete	10/28/2025	Resolved	FCRE5783	Credit	Borrower 2 Gap Credit Report is Missing	Borrower 2 Gap Credit Report is Missing The file does not contain a copy of the Gap Credit Report dated within 30 days of the Note date.	Document Uploaded.	11/04/2025	Borrower 2 Gap Credit Report is not missing.	11/04/2025	Borrower has stable job time - Borrower has 6.57 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 748 is greater than Guideline minimum FICO of 660

																				Qualifying DTI below max allowed. - Calculated DTI of 37.2% is less than Guideline DTI of 50%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
877	XX	XX	XX	XX	XX	CT	ATR/QM: Exempt	Loan Review Complete	10/28/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 6.57 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 748 is greater than Guideline minimum FICO of 660

																				Qualifying DTI below max allowed. - Calculated DTI of 37.2% is less than Guideline DTI of 50%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
845	XX		XX	XX	XX	XX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/28/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 8.73 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.24% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
845	XX		XX	XX	XX	XX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/28/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 8.73 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.24% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
845	XX		XX	XX	XX	XX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/29/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 8.73 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.24% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
881	XX		XX	XX	XX	XX	MI	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/28/2025	Resolved	finding-3526	Compliance	Revised Loan Estimate Delivery Date Test (prior to consummation)	This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either's First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orthel revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orthel revised loan estimate delivery date is on or after the initial closing disclosure delivery date. The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(I) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(I). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(I) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(I) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. Documentation required to clear exception: Proof of delivery/receipt of Revised LE dated 10/9/2025 at least 6 days prior to closing.	Document Uploaded.	11/05/2025	Revised LE provided; Exception resolve; Revised LE provided; Exception resolve	11/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 700	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
881	XX		XX	XX	XX	XX	MI	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/28/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant - escrowed and appraisal delivered within 3 business days of closing			HPML compliant	11/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
881	XX		XX	XX	XX	XX	MI	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/28/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
881	XX		XX	XX	XX	XX	MI	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/28/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
841	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/28/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
841	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/28/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
841	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/28/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
878	XX		XX	XX	XX	XX	MO	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/29/2025	Resolved	FCRE5782	Credit	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing Guidelines require a Gap Credit Report within 30 days of closing. Please provide Gap Credit Report.	Document Uploaded.	10/31/2025	Borrower 1 Gap Credit Report is not missing.; A preclose credit report dated within 30 days of closing indicates no credit history changes.	11/03/2025	Borrower has stable job time - Borrower has 3.79 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
878	XX		XX	XX	XX	XX	MO	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/28/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant			HPML compliant	10/30/2025	Borrower has stable job time - Borrower has 3.79 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
878	XX		XX	XX	XX	XX	MO	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/29/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 3.79 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
849	XX	XX	XX	XX	XX	NC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/30/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower a minimum of 3 business days prior to consummation 10/XX/2025	Document Uploaded.	11/03/2025	Evidence of appraisal delivery provided.	11/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 53.14% is less than Guideline LTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.14% is less than Guideline CLTV of 65%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
849	XX	XX	XX	XX	XX	NC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/30/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 53.14% is less than Guideline LTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.14% is less than Guideline CLTV of 65%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
849	XX	XX	XX	XX	XX	NC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/30/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 53.14% is less than Guideline LTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.14% is less than Guideline CLTV of 65%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/03/2025	Resolved	finding-47	Compliance	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Documentation required: The loan funding date is before the third business day following consummation. Provide documentation showing evidence that the funding date did not occur less than 3 business days after consummation date 10/XX/2025, may cure the violation.	Document Uploaded.	11/06/2025	PCCD provided; Exception resolved; PCCD provided; Exception resolved	11/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 22.22% is less than Guideline CLTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 22.22% is less than Guideline LTV of 65%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 22.22% is less than Guideline CLTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 22.22% is less than Guideline LTV of 65%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 22.22% is less than Guideline CLTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 22.22% is less than Guideline LTV of 65%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
828	XX		XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/05/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. Provide eConsent dated on or before 9/XX/25.	Document Uploaded.	11/07/2025	Evidence of eConsent is provided.; e-consent received	11/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 718 is greater than Guideline minimum FICO of 660	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
828	XX		XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 718 is greater than Guideline minimum FICO of 660	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
828	XX		XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 718 is greater than Guideline minimum FICO of 660	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
844	XX		XX	XX	XX	XX	VA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
844	XX		XX	XX	XX	XX	VA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
844	XX		XX	XX	XX	XX	VA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/06/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
842	XX	XX	XX	XX	XX	MN	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/07/2025	Acknowledged	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	AVM provided	11/07/2025	AVM not within 10% variance of primary valuation. Property grade B; Third Party Valuation Product Not Provided or Not Provided Within Tolerance. AVM received; Third Party Valuation Product Not Provided or Not Provided Within Tolerance. AVM received; Document Uploaded. ;	01/23/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 707 is greater than Guideline minimum FICO of 660

																				Qualifying DTI below max allowed. - Calculated DTI of 37.31% is less than Guideline DTI of 50%	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
842	XX	XX	XX	XX	XX	MN	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/06/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrows and appraisal requirements met. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 707 is greater than Guideline minimum FICO of 660

																				Qualifying DTI below max allowed. - Calculated DTI of 37.31% is less than Guideline DTI of 50%	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
842	XX	XX	XX	XX	XX	MN	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 707 is greater than Guideline minimum FICO of 660

																				Qualifying DTI below max allowed. - Calculated DTI of 37.31% is less than Guideline DTI of 50%	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
846	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/10/2025	Resolved	finding-47	Compliance	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Loan disbursed on 11/XX/2025 per final CD, and the right of rescission was signed on 10/XX/2025. Disbursement occurred prior to the third business day after consummation. In order to cure, rescission needs to be re-opened and a PCCD, LOE, and proof of delivery is required. Documentation to verify actual disbursement date may also cure violation.	Document Uploaded.	11/14/2025	PCCD provided; exception resolved; PCCD provided; exception resolved	11/17/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 56.58% is less than Guideline LTV of 70%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.58% is less than Guideline CLTV of 70%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
846	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 56.58% is less than Guideline LTV of 70%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.58% is less than Guideline CLTV of 70%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
846	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 56.58% is less than Guideline LTV of 70%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.58% is less than Guideline CLTV of 70%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/11/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. Documentation required. Missing proof of e-consent dated 10/XX/2025 or before.	Document Uploaded.	11/14/2025	Evidence of eConsent is provided.	11/14/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 20% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 20% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 28.72% is less than Guideline DTI of 43%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 20% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 20% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 28.72% is less than Guideline DTI of 43%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 20% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 20% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 28.72% is less than Guideline DTI of 43%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
830	XX		XX	XX	XX	XX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. Provide the e-consent dated on or prior to the earliest electronic signature 10/XX/2025.	Document Uploaded.	11/17/2025	Evidence of eConsent is provided.; Received E-consent	11/21/2025	Qualifying DTI below max allowed. - Calculated DTI of 19.81% is less than Guideline DTI of 38% Borrower has stable job time - Borrower has 7.22 years on job.	C	B	B	A	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
830	XX	XX	XX	XX	XX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/14/2025	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of 75% exceeds Guideline LTV of 70% Per the Super Jumbo Matrix dated 9/XX/2025, the max LTV is 70%.	Exception provided: Subject in greater XX area and not considered rural. LTV exception approved. Acreage is acceptable and normal for the market. Comp factors: DTI > below program requirement, high discretionary income, 6 mos. reserves or greater, 5 Yrs in current job, COR 0x30 in 24 mos. 40 mos post closing reserves. Approved.
																			11/21/2025	Qualifying DTI below max allowed. - Calculated DTI of 19.81% is less than Guideline DTI of 38% Borrower has stable job time - Borrower has 7.22 years on job.	C	B	C	B	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
830	XX	XX	XX	XX	XX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/14/2025	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of 75% exceeds Guideline HCLTV of 70% Per the Super Jumbo Matrix dated 9/XX/2025, the max LTV is 70%.	Exception provided: Subject in greater XX area and not considered rural. LTV exception approved. Acreage is acceptable and normal for the market. Comp factors: DTI > below program requirement, high discretionary income, 6 mos. reserves or greater, 5 Yrs in current job, COR 0x30 in 24 mos. 40 mos post closing reserves. Approved.
																			11/21/2025	Qualifying DTI below max allowed. - Calculated DTI of 19.81% is less than Guideline DTI of 38% Borrower has stable job time - Borrower has 7.22 years on job.	C	B	C	B	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
830	XX	XX	XX	XX	XX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/14/2025	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of 75% exceeds Guideline CLTV of 70% Per the Super Jumbo Matrix dated 9/XX/2025, the max LTV is 70%.	Exception provided: Subject in greater XX area and not considered rural. LTV exception approved. Acreage is acceptable and normal for the market. Comp factors: DTI > below program requirement, high discretionary income, 6 mos. reserves or greater, 5 Yrs in current job, COR 0x30 in 24 mos. 40 mos post closing reserves. Approved.
																			11/21/2025	Qualifying DTI below max allowed. - Calculated DTI of 19.81% is less than Guideline DTI of 38% Borrower has stable job time - Borrower has 7.22 years on job.	C	B	C	B	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
830	XX		XX	XX	XX	XX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/14/2025	Acknowledged	FPRO3678	Property	Property Issue(s) are Present	One or more issues or defects with the property have been discovered. Property identified as rural on XX acres. Per the Guidelines Rural properties are not allowed and acreage is limited to XX acres.	Document Uploaded.	11/19/2025	Exception provided: Acreage is acceptable and normal for the market. Comp factors: DTI > below program requirement, high discretionary income, 6 mos reserves or greater, 5 Yrs in current job, COR 0x30 in 24 mos. Approved.	11/21/2025	Qualifying DTI below max allowed. - Calculated DTI of 19.81% is less than Guideline DTI of 38% Borrower has stable job time - Borrower has 7.22 years on job.	C	B	C	B	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
836	XX	XX	XX	XX	XX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(I))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(I).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $3,412.69.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(I). TILA 130b Cure Required. Refund in the amount of $3,412.69; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $3412.69 is due to increase from $0 to $1699.99 Admin fee from LE 9/XX/2025 to LE 10/XX/2025, $0 to $200 Funding fee from LE 9/XX/2025 to LE 10/XX/2025, 2nd appraisal fee from 9/XX/2025 to FCD 11/XX/2025, credit report fee $150 to $162.7 from LE 9/XX/2025 to LE 10/XX/2025. A COC is required to determine if this was a valid change.

																Document Uploaded.	11/17/2025	Valid COC provided; exception resolved; Valid COC provided; exception resolved	11/19/2025	Qualifying DTI below max allowed. - Calculated DTI of 19.81% is less than Guideline DTI of 38% Borrower has stable job time - Borrower has 7.22 years on job.	C	B	C	A	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
836	XX		XX	XX	XX	XX	FL	ATR/QM Exempt	Loan Review Complete	08/19/2025	Acknowledged	9853376104	Property	Missing, Inadequate, or Incomplete Project Document	Missing evidence validating that STR's are permitted in the property subject's location. Rental listing in file reflects property is being used as a short term rental.	XX: Exception waiver uploaded	08/29/2025	XX: Receive exception approval	08/29/2025	6 months reserves greater than program requirement, VOR 0x30 in 24 months	D	B	D	B	C	B	D	B	N/A	N/A	D	C	D	N/A	D	C	D	N/A	D	C	D	N/A	D	C	D	N/A	D	C	D	N/A	B	B	B	N/A	B	B	B	N/A	B	B	B	N/A	B	B	B	N/A	B	B	B	N/A
836	XX		XX	XX	XX	XX	FL	ATR/QM Exempt	Loan Review Complete	08/19/2025	Acknowledged	9853671940	Credit	DSCR Minimum Not Met	0.96 < 1.00 minimum DSCR for STR Investor DSCR Program. $3,141.75 gross rents / $3,274.59 PITIA = 0.96 DSCR	XX: Exception waiver uploaded	08/21/2025	XX: Exception waiver received	08/21/2025	6 months reserves greater than program requirement, VOR 0x30 in 24 months	D	B	C	B	C	B	D	B	N/A	N/A	D	C	D	N/A	D	C	D	N/A	D	C	D	N/A	D	C	D	N/A	D	C	D	N/A	B	B	B	N/A	B	B	B	N/A	B	B	B	N/A	B	B	B	N/A	B	B	B	N/A
836	XX		XX	XX	XX	XX	FL	ATR/QM Exempt	Loan Review Complete	08/19/2025	Acknowledged	9853674313	Property	Ineligible Property	Short Term Rentals are not permitted for No Ratio Programs	XX: Exception waiver uploaded	08/29/2025	XX: Received exception approval	08/29/2025	6 months reserves greater than program requirement, VOR 0x30 in 24 months	D	B	C	B	C	B	D	B	N/A	N/A	D	C	D	N/A	D	C	D	N/A	D	C	D	N/A	D	C	D	N/A	D	C	D	N/A	B	B	B	N/A	B	B	B	N/A	B	B	B	N/A	B	B	B	N/A	B	B	B	N/A
873	XX		XX	XX	XX	XX	NJ	ATR/QM Exempt	Loan Review Complete	08/28/2025	Resolved	92400186263-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
840	XX		XX	XX	XX	XX	CA	ATR/QM Exempt	Loan Review Complete	10/20/2025	Resolved	18227259350	Credit	Title Insurance Missing or Defective	Provided Title Preliminary Policy with no coverage amount or mortgagee clause. Please provide a title supplement or updated Title Insurance to meet guideline requirements.	XX: Title uploaded	10/21/2025	XX: Received title	10/21/2025		D	A	C	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
840	XX		XX	XX	XX	XX	CA	ATR/QM Exempt	Loan Review Complete	10/20/2025	Resolved	18227318564	Credit	Subject Property Lease - Missing or Defective	Missing Lease Agreement for subject property located at: XX	XX: Lease uploaded	10/21/2025	XX: Received Lease	10/21/2025		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
875	XX		XX	XX	XX	XX	CA	ATR/QM Exempt	Loan Review Complete	10/21/2025	Resolved	92400191542-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
882	XX		XX	XX	XX	XX	PA	ATR/QM Exempt	Loan Review Complete	10/27/2025	Resolved	92400194968-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
866	XX	XX	XX	XX	XX	XX	TX	ATR/QM: Exempt	Loan Review Complete	10/14/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
866	XX	XX	XX	XX	XX	XX	TX	ATR/QM: Exempt	Loan Review Complete	10/14/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
866	XX	XX	XX	XX	XX	XX	TX	ATR/QM: Exempt	Loan Review Complete	10/14/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
860	XX	XX	XX	XX	XX	XX	TN	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
860	XX	XX	XX	XX	XX	XX	TN	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
860	XX	XX	XX	XX	XX	XX	TN	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
868	XX	XX	XX	XX	XX	XX	AZ	ATR/QM: Exempt	Loan Review Complete	10/14/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
868	XX	XX	XX	XX	XX	XX	AZ	ATR/QM: Exempt	Loan Review Complete	10/14/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
868	XX	XX	XX	XX	XX	XX	AZ	ATR/QM: Exempt	Loan Review Complete	10/14/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
867	XX	XX	XX	XX	XX	XX	SC	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
867	XX	XX	XX	XX	XX	XX	SC	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
867	XX	XX	XX	XX	XX	XX	SC	ATR/QM: Exempt	Loan Review Complete	10/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
865	XX	XX	XX	XX	XX	XX	FL	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
865	XX	XX	XX	XX	XX	XX	FL	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
865	XX	XX	XX	XX	XX	XX	FL	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
853	XX	XX	XX	XX	XX	XX	CA	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 24.75% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 29.19% is less than Guideline CLTV of 90%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 29.19% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
853	XX	XX	XX	XX	XX	XX	CA	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 24.75% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 29.19% is less than Guideline CLTV of 90%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 29.19% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
853	XX	XX	XX	XX	XX	XX	CA	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 24.75% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 29.19% is less than Guideline CLTV of 90%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 29.19% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
857	XX	XX	XX	XX	XX	XX	FL	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.33% is less than Guideline CLTV of 70%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 58.33% is less than Guideline LTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
857	XX	XX	XX	XX	XX	XX	FL	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.33% is less than Guideline CLTV of 70%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 58.33% is less than Guideline LTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
857	XX	XX	XX	XX	XX	XX	FL	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.33% is less than Guideline CLTV of 70%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 58.33% is less than Guideline LTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858	XX	XX	XX	XX	XX	XX	FL	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.34% is less than Guideline CLTV of 70%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 55.34% is less than Guideline LTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858	XX	XX	XX	XX	XX	XX	FL	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.34% is less than Guideline CLTV of 70%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 55.34% is less than Guideline LTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858	XX	XX	XX	XX	XX	XX	FL	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.34% is less than Guideline CLTV of 70%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 55.34% is less than Guideline LTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
863	XX	XX	XX	XX	XX	XX	VA	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.82% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 69.82% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
863	XX	XX	XX	XX	XX	XX	VA	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.82% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 69.82% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
863	XX	XX	XX	XX	XX	XX	VA	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.82% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 69.82% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
870	XX	XX	XX	XX	XX	XX	FL	ATR/QM: Exempt	Loan Review Complete	10/14/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
870	XX	XX	XX	XX	XX	XX	FL	ATR/QM: Exempt	Loan Review Complete	10/14/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
870	XX	XX	XX	XX	XX	XX	FL	ATR/QM: Exempt	Loan Review Complete	10/14/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
869	XX	XX	XX	XX	XX	XX	AR	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
869	XX	XX	XX	XX	XX	XX	AR	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
869	XX	XX	XX	XX	XX	XX	AR	ATR/QM: Exempt	Loan Review Complete	10/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
851	XX	XX	XX	XX	XX	XX	CA	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/14/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 740

Borrower has stable job time - Borrower has 8.86 years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
851	XX	XX	XX	XX	XX	XX	CA	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/14/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 740

Borrower has stable job time - Borrower has 8.86 years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
851	XX	XX	XX	XX	XX	XX	CA	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/14/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 740

Borrower has stable job time - Borrower has 8.86 years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
852	XX	XX	XX	XX	XX	XX	UT	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 39.04% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 18.18% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 18.18% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
852	XX	XX	XX	XX	XX	XX	UT	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 39.04% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 18.18% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 18.18% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
852	XX	XX	XX	XX	XX	XX	UT	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 39.04% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 18.18% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 18.18% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
861	XX	XX	XX	XX	XX	XX	MI	ATR/QM: Exempt	Loan Review Complete	10/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
861	XX	XX	XX	XX	XX	XX	MI	ATR/QM: Exempt	Loan Review Complete	10/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
861	XX	XX	XX	XX	XX	XX	MI	ATR/QM: Exempt	Loan Review Complete	10/13/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
859	XX	XX	XX	XX	XX	XX	TX	ATR/QM: Exempt	Loan Review Complete	10/14/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
859	XX	XX	XX	XX	XX	XX	TX	ATR/QM: Exempt	Loan Review Complete	10/14/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
859	XX	XX	XX	XX	XX	XX	TX	ATR/QM: Exempt	Loan Review Complete	10/14/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
864	XX	XX	XX	XX	XX	XX	VA	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
864	XX	XX	XX	XX	XX	XX	VA	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
864	XX	XX	XX	XX	XX	XX	VA	ATR/QM: Exempt	Loan Review Complete	10/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
854	XX	XX	XX	XX	XX	XX	HI	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 11.61 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 726 is greater than Guideline minimum FICO of 660

Qualifying DTI below max allowed. - Calculated DTI of 40.28% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.7% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 50.7% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
854	XX	XX	XX	XX	XX	XX	HI	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 11.61 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 726 is greater than Guideline minimum FICO of 660

Qualifying DTI below max allowed. - Calculated DTI of 40.28% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.7% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 50.7% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
854	XX	XX	XX	XX	XX	XX	HI	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 11.61 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 726 is greater than Guideline minimum FICO of 660

Qualifying DTI below max allowed. - Calculated DTI of 40.28% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.7% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 50.7% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
856	XX	XX	XX	XX	XX	XX	WI	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 6.32 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
856	XX	XX	XX	XX	XX	XX	WI	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 6.32 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
856	XX	XX	XX	XX	XX	XX	WI	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 6.32 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	XX	CA	ATR/QM: Exempt	Loan Review Complete	10/15/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 30.48 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	XX	CA	ATR/QM: Exempt	Loan Review Complete	10/15/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 30.48 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	XX	CA	ATR/QM: Exempt	Loan Review Complete	10/15/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 30.48 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
862	XX	XX	XX	XX	XX	XX	CA	ATR/QM: Exempt	Loan Review Complete	10/13/2025	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts - Missing final CD or the Note, property taxes and HOI to verify PITIA for concurrent closing loan XX. Required per lender final approval.	Document Uploaded.	10/15/2025	Documentation is sufficient. Closing documents provided. Exception resolved.; All Fraud Report Alerts have been cleared or None Exist	10/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 740	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
862	XX	XX	XX	XX	XX	XX	CA	ATR/QM: Exempt	Loan Review Complete	10/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 740	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
862	XX	XX	XX	XX	XX	XX	CA	ATR/QM: Exempt	Loan Review Complete	10/13/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 740	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
871	XX	XX	XX	XX	XX	XX	CA	ATR/QM: Exempt	Loan Review Complete	10/14/2025	Resolved	FCRE7495	Credit	Verification of Borrower Liabilities Missing or Incomplete	The Initial 1003 is Missing The file does not contain a copy of the initial 1003.	Document Uploaded.	10/15/2025	Documentation is sufficient. Closing documents provided. Exception resolved.	10/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 740	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
871	XX	XX	XX	XX	XX	XX	CA	ATR/QM: Exempt	Loan Review Complete	10/13/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 740	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
871	XX	XX	XX	XX	XX	XX	CA	ATR/QM: Exempt	Loan Review Complete	10/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 740	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
838	XX	XX	XX	XX	XX	XX	NJ	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of 25.79% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 3.57 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
838	XX	XX	XX	XX	XX	XX	NJ	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of 25.79% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 3.57 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
838	XX	XX	XX	XX	XX	XX	NJ	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of 25.79% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 3.57 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
837	XX	XX	XX	XX	XX	XX	CA	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/16/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 10.19 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 10.54% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.21% is less than Guideline CLTV of 70%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 59.21% is less than Guideline LTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
837	XX	XX	XX	XX	XX	XX	CA	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 10.19 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 10.54% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.21% is less than Guideline CLTV of 70%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 59.21% is less than Guideline LTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
837	XX	XX	XX	XX	XX	XX	CA	ATR/QM: CDFI Lender Exempt	Loan Review Complete	09/17/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 10.19 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 10.54% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.21% is less than Guideline CLTV of 70%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 59.21% is less than Guideline LTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A